Related Party Disclosures - Summary of Transactions With Related Parties (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	£ (237)	£ (182)	£ (156)
Interest, fees and other expenses paid	492	400	812
Amounts owed by related parties	4,045	4,762
Amounts owed to related parties	(3,839)	(5,163)
Ultimate Parent [Member]
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(150)	(73)	(60)
Interest, fees and other expenses paid	334	231	321
Amounts owed by related parties	1,817	2,737
Amounts owed to related parties	(2,409)	(3,854)
Fellow Subsidiaries [member]
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(58)	(81)	(76)
Interest, fees and other expenses paid	158	169	491
Amounts owed by related parties	34	39
Amounts owed to related parties	(500)	(591)
Associates and Joint Ventures [Member]
Disclosure of transactions between related parties [line items]
Interest, fees and other income received	(29)	(28)	£ (20)
Interest, fees and other expenses paid	0
Amounts owed by related parties	2,194	1,986
Amounts owed to related parties	£ (930)	£ (718)